Other income/(expenses) (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Other Income expenses [Abstract]
Summary of Other Income	Other income/(expenses)

(in €‘000)	2024	2023	2022
Government grants	—	602	213
Income from CO2 tickets	13,513	6,230	9,527
Net gain/(loss) on disposal of property, plant and equipment	(3,764)	(7,970)	(12,528)
Sublease rental income	—	200	200
Fair value gains/(losses) on derivatives (PPAs)	(12,690)	(7,442)	—
Fair value gains/(losses) on derivatives (purchase options)	—	—	3,856
Fair value gains/(losses) on pref. shares derivatives and net gain/(loss) on sale of pref. shares derivatives	—	—	(69)
Other items	673	1,777	2,525
Total	(2,268)	(6,603)	3,724